Income Taxes (Details)	9 Months Ended
	Sep. 28, 2017	Sep. 29, 2016
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective Income Tax Rate Reconciliation, Percent	20.00%	36.80%